BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Gains on Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Sale Leaseback Transaction [Line Items]
Amount of amortization of deferred gains from sale leaseback	$ 75.7	$ 50.3	$ 37.0
Other current liabilities
Sale Leaseback Transaction [Line Items]
Up-front funds upon sublease or assignment of existing leases	13.7	13.9
Deferred gain from sale leaseback	46.5	62.4
Other long-term liabilities
Sale Leaseback Transaction [Line Items]
Up-front funds upon sublease or assignment of existing leases	44.9	58.6
Deferred gain from sale leaseback	$ 819.1	$ 482.2